BANK BORROWINGS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 loan	Dec. 31, 2010	Dec. 31, 2009
Short-term borrowings
Short-term borrowings	$ 303,259,524	$ 117,055,761	$ 234,329,742
Average interest rate on short term borrowings (as a percent)	3.65%	4.04%	5.14%
Maximum borrowing capacity under short-term bank facilities	780,995,790	401,795,793	253,282,766
Amount drawn down on short-term bank facilities	303,259,524	117,055,761	234,329,742
Amount available on short-term bank facilities	477,736,266	284,740,032	18,953,024
Maximum borrowing capacity for letters of credit, trade, and foreign exchange hedging instruments	1,082,090,774	805,958,638	243,769,539
Short-term borrowings
Short-term borrowings
Short-term borrowings	59,609,524	15,000,000	78,989,279
Short-term borrowings secured by restricted cash
Short-term borrowings
Short-term borrowings			1,990,098
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd.("Trina China")
Short-term borrowings
Short-term borrowings	43,650,000	77,455,761	114,085,704
Number of secured loans	1
Carrying value of asset pledged	46,467,135
Unsecured short-term borrowings
Short-term borrowings
Short-term borrowings	$ 200,000,000	$ 24,600,000	$ 39,264,661